Basis of Presentation and Summary of Significant Accounting Policies (Additional Information) (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase in right-of-use asset	$ 0